Federated Hermes High Income Bond Fund II
Portfolio of Investments
September 30, 2021 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—96.8%
	Aerospace/Defense—1.5%
$ 600,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$626,250
450,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	473,625
775,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	797,328
100,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	104,875
250,000	TransDigm, Inc., Sr. Unsecd. Note, 144A, 4.625%, 1/15/2029	250,000
	TOTAL	2,252,078
	Airlines—0.5%
425,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	447,312
250,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.750%, 4/20/2029	269,688
	TOTAL	717,000
	Automotive—5.9%
650,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	666,263
100,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	104,375
22,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2025	23,238
50,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	51,633
25,000	Dana, Inc., Sr. Unsecd. Note, 4.250%, 9/1/2030	25,743
125,000	Dana, Inc., Sr. Unsecd. Note, 5.375%, 11/15/2027	131,875
375,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	375,469
400,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.096%, 5/4/2023	407,000
550,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	565,812
250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.813%, 10/12/2021	250,438
300,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	312,375
300,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	315,822
275,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	291,981
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	213,086
450,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	503,437
325,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	353,438
625,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	667,187
75,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	78,314
325,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	355,262
475,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	500,531
475,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	480,937
45,000	Panther BF Aggregator 2 LP, Sec. Fac. Bond, 144A, 6.250%, 5/15/2026	47,336
1,125,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	1,198,125
750,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	779,126
300,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	307,875
	TOTAL	9,006,678
	Building Materials—2.5%
150,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	153,375
175,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	186,239
600,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	602,325
475,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	466,198
175,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	177,188
175,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	184,347
225,000	SRS Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	232,034

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$ 375,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	$357,356
750,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	774,375
400,000		White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	422,532
200,000		White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	206,850
		TOTAL	3,762,819
		Cable Satellite—8.7%
450,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	466,031
275,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	280,115
250,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	247,969
175,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	180,770
225,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	229,268
1,075,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	1,125,229
650,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	679,347
75,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	78,192
275,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	297,344
450,000		CSC Holdings LLC, Sr. Unsecd. Note, 5.250%, 6/1/2024	482,616
225,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	209,531
325,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	319,313
300,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	296,625
450,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	427,176
350,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	356,354
350,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	379,470
350,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	378,710
250,000		DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	261,250
125,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	134,566
50,000		DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	53,092
275,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	310,881
575,000		DISH DBS Corp., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2029	564,158
325,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	181,771
225,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	128,630
75,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	76,125
250,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	244,531
150,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	152,719
375,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	377,208
50,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	52,313
450,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	487,125
850,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	896,325
625,000		UPC Broadband Finco BV, Sr. Note, 144A, 4.875%, 7/15/2031	640,694
325,000		Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	333,710
200,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	203,500
200,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	211,050
200,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	199,750
300,000		Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	306,879
200,000		Ziggo Bond Co. BV, Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	205,450
557,000		Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	576,495
200,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	207,089
		TOTAL	13,239,371
		Chemicals—2.9%
150,000		Ashland LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	151,500
150,000		Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	156,563

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$ 625,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 4.875%, 7/15/2024	$652,275
100,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	106,288
300,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	303,375
175,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	178,281
375,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	377,344
475,000	Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	507,656
150,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	165,572
750,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	767,872
200,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	197,347
200,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	198,440
350,000	Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	352,630
200,000	SPCM SA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	200,095
200,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	206,502
	TOTAL	4,521,740
	Construction Machinery—0.8%
475,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	473,741
125,000	Terex Corp., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2029	129,688
25,000	United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	25,656
275,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	288,992
175,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	177,188
75,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	77,906
	TOTAL	1,173,171
	Consumer Cyclical Services—2.5%
225,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	238,169
375,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	370,545
950,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	1,034,764
125,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	125,156
225,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	220,762
325,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	339,219
1,029,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	1,115,024
375,000	Signal Parent, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	358,594
75,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 5.500%, 7/15/2025	78,510
	TOTAL	3,880,743
	Consumer Products—1.2%
650,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	647,562
150,000	Diamond BC BV, Sr. Unsecd. Note, 144A, 4.625%, 10/1/2029	152,440
200,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	199,940
150,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	158,607
275,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	273,281
225,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	229,172
125,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 3.750%, 4/1/2031	120,784
100,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 5.125%, 1/15/2028	104,475
	TOTAL	1,886,261
	Diversified Manufacturing—0.9%
125,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 3.625%, 5/1/2029	127,673
850,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	882,937
125,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	133,548
250,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	277,188
	TOTAL	1,421,346

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—2.0%
$ 300,000	LD Holdings Group LLC, Sr. Unsecd. Note, 144A, 6.125%, 4/1/2028	$283,176
400,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	427,500
100,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	109,375
100,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	110,488
475,000	Quicken Loans, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2028	512,406
150,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	151,875
225,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	227,250
225,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	220,151
225,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	223,594
500,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	504,640
250,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	243,087
	TOTAL	3,013,542
	Food & Beverage—2.8%
475,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	486,732
175,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	180,048
200,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2025	210,500
875,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	997,375
175,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	219,561
75,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 144A, 4.250%, 3/1/2031	84,838
200,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	200,752
75,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/15/2031	74,204
50,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	50,449
200,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	210,370
1,075,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	1,118,511
375,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	385,352
	TOTAL	4,218,692
	Gaming—4.0%
350,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	368,583
325,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	335,382
100,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	103,250
25,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 8.625%, 6/1/2025	27,125
75,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	76,031
50,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	52,688
100,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	105,547
275,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	289,852
475,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	534,601
300,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 5.250%, 10/15/2025	304,455
50,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	54,438
50,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 144A, 3.875%, 2/15/2029	53,313
77,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	80,850
175,000	MGM Resorts International, Sr. Unsecd. Note, 4.750%, 10/15/2028	184,625
425,000	MGM Resorts International, Sr. Unsecd. Note, 6.000%, 3/15/2023	449,943
75,000	MGM Resorts International, Sr. Unsecd. Note, 6.750%, 5/1/2025	79,125
175,000	Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029	178,500
750,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	782,700
100,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	98,965
50,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	51,563
50,000	Raptor Acquistion Corp./Raptor Co-Issuer LLC, Sec. Fac. Bond, 144A, 4.875%, 11/1/2026	51,125
300,000	Scientific Games International, Inc., 144A, 8.625%, 7/1/2025	325,255
225,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	253,100

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$ 175,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 8.250%, 3/15/2026	$185,937
325,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	330,557
429,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	435,828
90,000	Twin River Worldwide Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 6/1/2027	98,100
25,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 2/15/2025	25,531
25,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/15/2030	26,531
225,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	242,156
	TOTAL	6,185,656
	Health Care—7.2%
25,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	26,064
75,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2028	78,935
225,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 4.625%, 8/1/2029	225,113
250,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 5.125%, 3/1/2030	250,472
175,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	176,975
550,000	Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	579,562
100,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 3.750%, 3/15/2029	102,250
100,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/15/2031	104,898
150,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	145,956
500,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	501,867
150,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	157,257
50,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	53,063
50,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.625%, 2/15/2025	52,375
250,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	265,431
225,000	Davita, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	231,719
725,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	750,375
250,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	265,097
375,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	419,531
150,000	HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	178,643
150,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 5/1/2023	161,441
425,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/15/2026	487,687
525,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	538,713
175,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	184,118
100,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	99,875
100,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	97,429
625,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	660,937
350,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	368,375
300,000	Mozart Debt Merger Sub, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	300,000
500,000	Mozart Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	500,000
150,000	MPH Acquisition Holdings LLC, Sr. Note, 144A, 5.500%, 9/1/2028	149,794
850,000	MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	801,966
350,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	338,866
50,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	52,188
50,000	Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	52,049
125,000	Tenet Healthcare Corp., 144A, 4.250%, 6/1/2029	127,031
25,000	Tenet Healthcare Corp., 144A, 4.625%, 6/15/2028	25,936
175,000	Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	181,330
300,000	Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	313,125
25,000	Tenet Healthcare Corp., 144A, 7.500%, 4/1/2025	26,563
113,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	114,836
375,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	404,719

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$ 275,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	$289,234
150,000	Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	157,139
	TOTAL	10,998,934
	Health Insurance—0.9%
75,000	Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	75,469
200,000	Centene Corp., Sr. Unsecd. Note, 2.625%, 8/1/2031	198,898
450,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	471,555
575,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	627,353
	TOTAL	1,373,275
	Independent Energy—5.4%
225,000	Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	230,737
75,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	79,080
25,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	27,981
49,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 8.375%, 7/15/2026	55,565
50,000	Apache Corp., Sr. Unsecd. Note, 4.625%, 11/15/2025	53,812
125,000	Apache Corp., Sr. Unsecd. Note, 4.875%, 11/15/2027	136,471
125,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	127,872
100,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	103,499
50,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	54,581
98,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	134,430
175,000	Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	178,517
275,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	269,235
300,000	Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	306,105
50,000	Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2026	52,313
50,000	Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.875%, 2/1/2029	53,485
50,000	Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 5.875%, 1/15/2030	52,070
475,000	Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	513,594
200,000	Continental Resources, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2028	221,500
200,000	Continental Resources, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2031	242,000
50,000	Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.000%, 5/1/2029	52,268
525,000	Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	537,967
25,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.500%, 1/30/2026	26,076
25,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	26,344
200,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 6.625%, 7/15/2025	211,000
75,000	EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	81,271
50,000	EQT Corp., Sr. Unsecd. Note, 5.000%, 1/15/2029	56,360
150,000	EQT Corp., Sr. Unsecd. Note, 144A, 3.125%, 5/15/2026	153,955
75,000	EQT Corp., Sr. Unsecd. Note, 144A, 3.625%, 5/15/2031	78,244
50,000	Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	52,456
75,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 3.200%, 8/15/2026	76,665
275,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 3.500%, 6/15/2025	286,340
125,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 4.100%, 2/15/2047	119,084
225,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 4.300%, 8/15/2039	222,306
200,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 4.400%, 8/15/2049	196,606
250,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	280,500
125,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.125%, 1/1/2031	150,216
250,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.450%, 9/15/2036	314,844
275,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	339,281
150,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	179,388
75,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 8.875%, 7/15/2030	101,976

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$ 150,000		PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	$152,437
225,000		PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	234,562
75,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	79,279
200,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 8.250%, 1/15/2029	225,260
150,000		Range Resources Corp., Sr. Unsecd. Note, Series WI, 9.250%, 2/1/2026	163,695
100,000		Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	101,625
150,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	151,110
125,000		SM Energy Co., Sr. Unsecd. Note, 6.500%, 7/15/2028	129,571
25,000		SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	25,678
100,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	102,259
50,000		Southwestern Energy Co., Sr. Unsecd. Note, 5.375%, 3/15/2030	54,024
200,000		Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	226,796
125,000		Tap Rock Resources LLC., Sr. Unsecd. Note, 144A, 7.000%, 10/1/2026	128,125
175,000	[1,2,3]	Ultra Resources, Inc., Escrow Security, 0.000%, 4/15/2025	0
		TOTAL	8,210,415
		Industrial - Other—0.8%
75,000		Booz Allen Hamilton, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	76,978
50,000		Booz Allen Hamilton, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/1/2029	51,312
25,000		Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	25,032
500,000		Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	504,402
50,000		Roller Bearing Co. of America, Inc., 144A, 4.375%, 10/15/2029	51,313
202,000		Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	216,140
275,000		Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	288,537
		TOTAL	1,213,714
		Insurance - P&C—4.4%
500,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	518,165
375,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	380,738
392,879		Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	430,597
225,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	226,725
600,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	610,320
475,000		Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	473,862
225,000		GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	237,727
1,675,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	1,733,625
100,000		NFP Corp., Sec. Fac. Bond, 4.875%, 8/15/2028	101,825
1,075,000		NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	1,099,091
900,000		USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	917,073
		TOTAL	6,729,748
		Leisure—0.6%
450,000		SeaWorld Parks & Entertainment, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	460,969
350,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	361,812
50,000		Six Flags Theme Parks, Sec. Fac. Bond, 144A, 7.000%, 7/1/2025	53,313
		TOTAL	876,094
		Lodging—0.5%
100,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	98,625
75,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	78,469
100,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	107,825
175,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	187,952
225,000		Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	235,165
		TOTAL	708,036

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—7.9%
$ 400,000	AMC Networks, Inc., Sec. Fac. Bond, 4.250%, 2/15/2029	$398,500
100,000	AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	102,625
220,000	AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	223,132
350,000	Audacy Capital Corp., 144A, 6.500%, 5/1/2027	358,591
350,000	Audacy Capital Corp., 144A, 6.750%, 3/31/2029	353,220
333,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	345,071
350,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 5.375%, 8/15/2026	231,438
350,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	153,713
75,000	Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	80,531
325,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	319,719
250,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	258,375
100,000	iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	103,175
175,000	iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	182,054
931,114	iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	996,292
100,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	106,125
100,000	Lamar Media Corp., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2031	100,125
450,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	469,125
325,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	340,592
575,000	Midas Opco Holdings, LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	595,700
650,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	675,113
425,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	450,171
125,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 4.500%, 7/15/2029	122,381
125,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 4.750%, 7/15/2031	121,756
325,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	333,125
75,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2028	77,906
175,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.875%, 10/1/2030	184,471
50,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	49,624
325,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	326,096
100,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 3.875%, 1/15/2029	100,474
250,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	246,156
300,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	308,306
75,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	74,572
875,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	894,687
275,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	281,490
100,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.750%, 3/15/2026	104,438
325,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	335,172
925,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	979,288
250,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	254,375
375,000	Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	402,566
	TOTAL	12,040,270
	Metals & Mining—1.2%
225,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	230,063
450,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	465,187
275,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	264,411
250,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.375%, 8/1/2028	261,875
150,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.625%, 8/1/2030	162,375
200,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.000%, 9/1/2027	208,750
75,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2029	81,563
200,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	240,500
	TOTAL	1,914,724

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—7.7%
$ 175,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	$197,969
400,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	452,500
475,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	489,844
275,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	284,432
400,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	415,000
250,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	273,803
425,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 5.625%, 10/1/2026	436,953
175,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 144A, 3.250%, 1/31/2032	175,796
125,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 144A, 4.000%, 3/1/2031	131,056
125,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	133,048
175,000	Cheniere Energy, Inc., Sr. Secd. Note, 144A, 4.625%, 10/15/2028	184,625
250,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	254,181
575,000	CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 3/15/2026	604,339
200,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	206,250
75,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	77,906
325,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	338,413
375,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	422,250
51,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 4.750%, 7/15/2023	53,323
275,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	302,464
200,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	227,883
175,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	192,054
100,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	101,250
275,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	287,595
225,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	228,431
525,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	560,159
225,000	Oasis Midstream Partners, Sr. Unsecd. Note, 144A, 8.000%, 4/1/2029	234,357
150,000	Rattler Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.625%, 7/15/2025	156,382
75,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	80,468
450,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	470,594
175,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	181,781
125,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.500%, 8/15/2022	124,618
325,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	297,263
75,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	78,844
275,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	285,299
475,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	496,672
75,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	80,961
675,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	738,914
250,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	255,275
100,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.000%, 7/1/2022	101,648
200,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	214,892
25,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	27,090
150,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.750%, 8/15/2028	163,835
475,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	548,361
125,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.450%, 4/1/2044	143,821
75,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.500%, 8/15/2048	87,893
	TOTAL	11,800,492
	Oil Field Services—1.8%
200,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	207,118
700,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	737,037
225,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	219,194

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Oil Field Services—continued
$ 150,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	$142,375
100,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	104,600
150,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	154,371
200,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	157,326
425,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	450,545
550,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	573,376
	TOTAL	2,745,942
	Packaging—4.9%
875,000	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	930,650
300,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	303,750
200,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	203,875
350,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	356,781
275,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	267,266
75,000	Ball Corp., Sr. Unsecd. Note, 3.125%, 9/15/2031	74,162
225,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	238,041
200,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	202,000
475,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	472,720
175,000	Crown Americas LLC/Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	180,574
950,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	963,062
700,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	732,375
425,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	455,145
150,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.875%, 8/15/2023	158,890
200,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/15/2025	222,074
100,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	107,298
150,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.500%, 9/15/2025	167,620
500,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	508,810
175,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	184,119
375,000	Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	393,210
300,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	322,500
	TOTAL	7,444,922
	Paper—0.5%
525,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	566,688
150,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	149,437
125,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	135,469
	TOTAL	851,594
	Pharmaceuticals—4.5%
200,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	203,250
175,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	166,288
150,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	139,916
325,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	303,556
475,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	437,501
958,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	978,980
75,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	74,321
300,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	307,869
450,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	479,902
375,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	396,272
175,000	Catalent Pharma Solutions, Inc., Sr. Unsecd. Note, 144A, 3.500%, 4/1/2030	175,219
356,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 6/30/2028	255,174
250,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., Term Loan - 2nd Lien, 144A, 9.500%, 7/31/2027	250,902
100,000	Endo Luxembourg Financial Co. I SARL, 144A, 6.125%, 4/1/2029	100,136

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Pharmaceuticals—continued
$ 200,000		Grifols Escrow Issuer SA, 144A, 4.750%, 10/15/2028	$204,600
150,000		HCRX Investments Holdco, LP, Sec. Fac. Bond, 144A, 4.500%, 8/1/2029	150,938
225,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	234,000
175,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 5.000%, 6/15/2028	188,592
350,000		Jazz Securities Designated Activity Co., 144A, 4.375%, 1/15/2029	363,142
925,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	466,547
575,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	292,183
400,000		Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	420,640
250,000		Syneos Health, Inc., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2029	249,613
		TOTAL	6,839,541
		Restaurant—1.4%
250,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	254,115
125,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 1st Lien, 144A, 3.500%, 2/15/2029	123,906
1,100,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 2nd Lien, 144A, 4.000%, 10/15/2030	1,090,375
75,000		KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	78,395
375,000		Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	400,781
75,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	81,380
75,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 7.750%, 4/1/2025	80,286
		TOTAL	2,109,238
		Retailers—0.4%
175,000		Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	189,219
50,000		Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	50,187
75,000		Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	75,094
200,000		NMG Holding Co., Inc., 144A, 7.125%, 4/1/2026	212,500
75,000		William Carter Co., Sr. Unsecd. Note, 144A, 5.500%, 5/15/2025	78,896
		TOTAL	605,896
		Supermarkets—0.5%
96,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.750%, 3/15/2025	98,030
625,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	624,516
75,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	79,969
50,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	54,062
		TOTAL	856,577
		Technology—6.4%
275,000		Black Knight InfoServ LLC, Sr. Unsecd. Note, 144A, 3.625%, 9/1/2028	276,719
100,000		Boxer Parent Co., Inc., 144A, 9.125%, 3/1/2026	105,135
375,000		Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	396,101
150,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 3.250%, 2/15/2029	153,938
200,000		Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	206,240
75,000		Clarivate Science Holdings Corp., Sec. Fac. Bond, 144A, 3.875%, 7/1/2028	75,094
275,000		Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	275,880
100,000		Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	103,000
225,000		Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	234,056
900,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2024	921,478
50,000		Diebold Nixdorf, Inc., Sr. Secd. Note, 144A, 9.375%, 7/15/2025	54,782
200,000		Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	201,250
100,000		Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	103,045
25,000		Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	26,281
125,000		HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	127,031
350,000		Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	345,187
475,000		Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	483,906

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 300,000	NCR Corp., 144A, 5.125%, 4/15/2029	$309,750
250,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	255,765
350,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	367,603
50,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	52,816
150,000	PTC, Inc., Sr. Unsub., 144A, 3.625%, 2/15/2025	152,438
200,000	Qorvo, Inc., Sr. Unsecd. Note, 4.375%, 10/15/2029	218,250
325,000	Rackspace Technology, Inc., 144A, 3.500%, 2/15/2028	314,119
350,000	Rackspace Technology, Inc., Sr. Unsecd. Note, 144A, 5.375%, 12/1/2028	344,403
500,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	495,690
75,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	77,603
300,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 3.125%, 7/15/2029	290,505
225,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 3.375%, 7/15/2031	219,656
200,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	203,840
75,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	80,834
75,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	75,607
625,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	660,742
120,000	Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	126,000
510,000	Star Merger Sub, Inc., Sr. Unsecd. Note, 144A, 10.250%, 2/15/2027	549,357
100,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	102,432
150,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	149,595
525,000	Veritas US, Inc./Veritas Bermuda, Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	546,656
75,000	Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	75,259
	TOTAL	9,758,043
	Transportation Services—0.3%
375,000	Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	401,876
	Utility - Electric—2.6%
300,000	Calpine Corp., 144A, 4.500%, 2/15/2028	306,375
135,000	Calpine Corp., 144A, 5.250%, 6/1/2026	139,047
325,000	Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	313,219
25,000	Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	24,656
25,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	25,031
175,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	177,447
775,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	802,609
50,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	49,175
425,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	420,750
300,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	319,500
50,000	NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	53,250
125,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2028	130,469
50,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.250%, 1/31/2023	51,464
50,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	52,375
475,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	510,625
75,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 4.375%, 5/1/2029	75,554
175,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	180,023
400,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	414,524
	TOTAL	4,046,093
	Wireless Communications—0.7%
200,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 2.250%, 2/15/2026	202,500
150,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 2.625%, 2/15/2029	151,771
125,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 2.875%, 2/15/2031	126,219
250,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	265,937

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—continued
$ 225,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 144A, 2.250%, 2/15/2026	$227,813
125,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 144A, 3.375%, 4/15/2029	130,563
		TOTAL	1,104,803
		TOTAL CORPORATE BONDS (IDENTIFIED COST $143,719,987)	147,909,324
		COMMON STOCKS—0.6%
		Chemicals—0.1%
3,715	[2]	Hexion Holdings Corp.	81,730
		Media Entertainment—0.1%
7,915	[2]	iHeartMedia, Inc.	198,033
		Oil Field Services—0.4%
12,990	[2,3]	Superior Energy Services, Inc.	571,560
		TOTAL COMMON STOCKS (IDENTIFIED COST $624,360)	851,323
		FLOATING RATE LOANS—0.1%
		Health Care—0.0%
$ 1,211	[4]	Envision Healthcare Corp., PIK Term Loan - 1st Lien, Series B, 7.000% (1-month USLIBOR 1.000% Floor +6.000%), 10/10/2025	1,026
		Independent Energy—0.1%
202,000	[4]	Ascent Resources Utica Holdings, LLC, Term Loan - 2nd Lien, 10.000% (3-month USLIBOR 1.000% Floor +9.000%), 11/1/2025	221,779
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $203,211)	222,805
		WARRANT—0.0%
		Independent Energy—0.0%
1,795	[2]	Chesapeake Energy Corp., Warrants, Expiration Date 2/9/2026 (IDENTIFIED COST $174,964)	64,997
		REPURCHASE AGREEMENT—2.7%
$4,060,000		Interest in $1,790,000,000 joint repurchase agreement 0.06%, dated 9/30/2021 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,790,002,735 on 10/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2050 and the market value of those underlying securities was $1,825,802,790. (IDENTIFIED COST $4,060,000)	4,060,000
		TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $148,782,522)	153,108,449
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[5]	(304,916)
		TOTAL NET ASSETS—100%	$152,803,533

1	Issuer in default.
2	Non-income-producing security.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4	Floating/variable note with current rate and current maturity or next reset date shown.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.

■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$147,909,324	$0	$147,909,324
Floating Rate Loans	—	222,805	—	222,805
Warrant	64,997	—	—	64,997
Equity Securities:
Common Stocks
Domestic	279,763	—	571,560	851,323
Repurchase Agreement	—	4,060,000	—	4,060,000
TOTAL SECURITIES	$344,760	$152,192,129	$571,560	$153,108,449

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
PIK	—Payment in Kind